Northern Lights Fund Trust II

Crow Point Hedged Global Equity Income Fund

Incorporated herein by reference is the definitive version of the prospectus for the Crow Point Hedged Global Equity Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on April 15, 2013 (SEC Accession No. 0000910472-13-001397).